CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions	Total	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]		Cumulative translation adjustments [Member]	Defined benefit pension plans [Member]	Non-trading securities [Member]	Accumulated other comprehensive income (loss) [Member]	Common stock held in treasury [Member]	Total NHI shareholders' equity [Member]	Noncontrolling interests [Member]
Balance at beginning of year at Mar. 31, 2014		¥ 594,493	¥ 683,638	¥ 1,287,003		¥ 27,704	¥ (18,809)	¥ 11,741		¥ (72,090)		¥ 39,533
Net income attributable to NHI shareholders	¥ 72,732			72,732
Cash dividends				(21,841)	[1]							(19)
Gain (loss) on sales of treasury stock			(2,417)	(2,658)
Issuance and exercise of common stock options			¥ 1,891
Changes in an affiliated company's interests in it's subsidiary
Net change during the period						44,378
Pension liability adjustment	163						163
Net unrealized gain (loss) on non-trading securities								5,356
Repurchases of common stock										(65,199)
Sales of common stock										4
Common stock issued to employees										14,999
Net income attributable to noncontrolling interests	(1,656)											1,656
Accumulated other comprehensive income (loss) attributable to noncontrolling interests												3,724
Purchase / sale of subsidiary shares, net												5,072
Other net change in noncontrolling interests												4,164
Balance at end of period at Sep. 30, 2014	2,615,218	594,493	¥ 683,112	1,335,236		72,082	(18,646)	17,097	¥ 70,533	(122,286)	¥ 2,561,088	54,130
Balance at beginning of year at Mar. 31, 2015	2,744,946	594,493	¥ 683,407	1,437,940		133,371	(15,404)	25,772		(151,805)		37,172
Net income attributable to NHI shareholders	115,301			115,301
Cash dividends				(35,972)	[1]							(2,937)
Gain (loss) on sales of treasury stock				(4,704)
Issuance and exercise of common stock options			¥ 1,570
Changes in an affiliated company's interests in it's subsidiary			5,172
Net change during the period						(20,646)
Pension liability adjustment	(201)						(201)
Net unrealized gain (loss) on non-trading securities								(2,218)
Repurchases of common stock										(19,992)
Sales of common stock										0
Common stock issued to employees										15,576
Net income attributable to noncontrolling interests	(2,597)											2,597
Accumulated other comprehensive income (loss) attributable to noncontrolling interests												¥ (537)
Purchase / sale of subsidiary shares, net
Other net change in noncontrolling interests												¥ (3,019)
Balance at end of period at Sep. 30, 2015	¥ 2,794,936	¥ 594,493	¥ 690,149	¥ 1,512,565		¥ 112,725	¥ (15,605)	¥ 23,554	¥ 120,674	¥ (156,221)	¥ 2,761,660	¥ 33,276

[1]	Dividends per share; Six months ended September 30, 2014 \6.00, Three months ended September 30, 2014 \6.00, Six months ended September 30, 2015 \10.00, Three months ended September 30, 2015 \10.00